DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION (Details 6) (CAD) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Income-producing properties item	Dec. 31, 2012 Recurring basis Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Dec. 31, 2011 Recurring basis Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Dec. 31, 2012 Recurring basis Significant Other Observable Inputs (Level 2)	Dec. 31, 2011 Non-recurring basis Significant Unobservable Inputs (Level 3) Income-producing properties
Assets carried at fair value
Cash and cash equivalents				51,073	56,908
Restricted cash	522			522
Assets carried at fair value				51,595			12,774
Aggregate cost of income-producing properties	1,136,158	1,154,780					29,200
Liabilities carried at fair value
Foreign exchange forward contracts						359
Other information
Number of income producing properties impaired			2